Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 59.8	$ 58.8
Ghana [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	65.0	29.8
Canada [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 39.6	$ 25.9